LK Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 72.9%		Shares	Value
Communication Services - 4.7%
Alphabet - Class C		2,500	$608,875
Walt Disney		5,000	572,500
			1,181,375

Consumer Discretionary - 4.8%
Asbury Automotive Group (a)		2,500	611,125
LKQ		12,200	372,588
MarineMax (a)		8,910	225,690
			1,209,403

Consumer Staples - 3.0%
Crimson Wine Group (a)		26,090	135,235
Hershey		3,300	617,265
			752,500

Energy - 10.2%
Chevron		4,000	621,160
Civitas Resources		5,000	162,500
Phillips 66		6,300	856,926
Texas Pacific Land		1,000	933,640
			2,574,226

Financials - 22.9%
Aflac		8,000	893,600
Arthur J. Gallagher		3,000	929,220
Berkshire Hathaway - Class B (a)		2,200	1,106,028
Brookfield Asset Management		5,250	298,935
Brookfield Corp.		2,500	171,450
Chubb Ltd.		2,000	564,500
Cullen Frost Bankers		5,000	633,850
Fifth Third Bancorp		13,000	579,150
Nelnet, Inc. - Class A		4,500	564,210
			5,740,943

Health Care - 14.7%
Bruker Corp.		5,000	162,450
Charles River Laboratories International (a)		2,600	406,796
Elevance Health		2,000	646,240
HCA Healthcare, Inc.		1,800	767,160
Johnson & Johnson		3,000	556,260
Pfizer		15,000	382,200
Thermo Fisher Scientific		1,600	776,032
			3,697,138

Industrials - 5.9%
Canadian Pacific Kansas City		8,000	595,920
Lincoln Electric Holdings		2,100	495,243
MSC Industrial Direct Co. - Class A		1,820	167,695
Sky Harbour Group (a)		23,000	227,010
			1,485,868

Information Technology - 5.2%
Keysight Technologies (a)		1,700	297,364
Microsoft		1,950	1,010,003
			1,307,367

Materials - 1.5%
Vulcan Materials		1,200	369,144
TOTAL COMMON STOCKS (Cost $8,556,161)			18,317,964

CORPORATE BONDS - 14.3%		Par	Value
Communication Services - 1.3%
TWDC Enterprises 18, 3.00%, 02/13/2026		325,000	323,672

Consumer Discretionary - 3.1%
Genuine Parts Co., 6.50%, 11/01/2028		500,000	531,236
Newell Brands, 3.90%, 11/01/2025		250,000	250,972
			782,208

Consumer Staples - 2.0%
Flowers Foods, Inc., 3.50%, 10/01/2026		500,000	495,750

Financials - 4.0%
Old Republic International, 3.88%, 08/26/2026		500,000	498,300
Prudential Financial, 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052		500,000	502,838
			1,001,138

Health Care - 1.9%
Laboratory Corporation of America Holdings, 1.55%, 06/01/2026		500,000	491,740

Industrials - 2.0%
Boeing, 2.20%, 02/04/2026		500,000	496,247
TOTAL CORPORATE BONDS (Cost $3,559,771)			3,590,755

U.S. TREASURY SECURITIES - 7.0%		Par	Value
United States Treasury Note/Bond
2.25%, 11/15/2025		500,000	498,935
3.88%, 01/15/2026		500,000	499,880
4.00%, 02/15/2026		500,000	500,130
1.50%, 08/15/2026		250,000	245,193
TOTAL U.S. TREASURY SECURITIES (Cost $1,743,239)			1,744,138

U.S. GOVERNMENT AGENCY ISSUES - 5.0%		Par	Value
Federal Farm Credit Banks Funding Corp, 4.20%, 08/20/2027		250,000	250,019
Federal Home Loan Bank, 5.00%, 01/26/2034		500,000	496,463
Federal Home Loan Banks, 0.00%, 09/19/2030 (b)		500,000	499,398
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,250,000)			1,245,880

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.4%		Shares	Value
First American Government Obligations - Class Z, 4.01% (c)		1,108,328	1,108,328
TOTAL MONEY MARKET FUNDS (Cost $1,108,328)			1,108,328

TOTAL INVESTMENTS - 103.6% (Cost $16,217,499)			26,007,065
Liabilities in Excess of Other Assets - (3.6)%			(893,022)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$25,114,043
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury

(a)	Non-income producing security.
(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LK Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,317,964	$–	$–	$18,317,964
Corporate Bonds	–	3,590,755	–	3,590,755
U.S. Treasury Securities	–	1,744,138	–	1,744,138
U.S. Government Agency Issues	–	1,245,880	–	1,245,880
Money Market Funds	1,108,328	–	–	1,108,328
Total Investments	$19,426,292	$6,580,773	$–	$26,007,065

Refer to the Schedule of Investments for further disaggregation of investment categories.